PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment, Net (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment	$ 451,174	$ 484,316
Net carring value
Property, plant and equipment
Property, plant and equipment	457,518	489,472
PP&ES | Gross value
Property, plant and equipment
Property, plant and equipment	813,668	785,408	$ 735,624
PP&ES | Allowance for obsolescence of inventories
Property, plant and equipment
Property, plant and equipment	(1,620)	(1,226)	(1,648)
PP&ES | Net carring value
Property, plant and equipment
Property, plant and equipment	457,518	489,472
Other | Gross value
Property, plant and equipment
Property, plant and equipment	4,435	3,088	2,503
Other | Net carring value
Property, plant and equipment
Property, plant and equipment	2,294	1,402
Materials | Gross value
Property, plant and equipment
Property, plant and equipment	45,688	40,591	$ 43,548
Materials | Allowance for obsolescence of inventories
Property, plant and equipment
Property, plant and equipment	(4,724)	(3,930)
Materials | Net carring value
Property, plant and equipment
Property, plant and equipment	$ 45,688	$ 40,591